Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ 82,073	$ 23,157	$ 48,709	$ 35,451	$ 12,059	$ 344,904	$ 29,972	$ 33,296	$ 189,390	$ 420,231	$ 47,607
Other comprehensive income (loss), net of tax:
Fair value of adjustments to available-for-sale securities									433	(299)	(263)
Comprehensive income									189,823	419,932	47,344
Accumulated Other Comprehensive Loss, Net
Net Income (Loss) Attributable to Parent									0
Other comprehensive income (loss), net of tax:
Fair value of adjustments to available-for-sale securities									$ 433	$ (299)	$ (263)